Effective Income Tax Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Income before taxes as reported in the statements of income	$ 786,867		$ 683,214		$ 564,393
Statutory tax rate in Israel	25.00%		24.00%		25.00%
Effect of "Approved, Privileged or Preferred Enterprise" status	(7.00%)	[1]	(6.00%)	[1]	(8.00%)	[1]
Stock based compensation - nondeductible expense					1.00%
Others, net	3.00%		2.00%		2.00%
Effective tax rate	21.00%		20.00%		20.00%

[1]	Basic earnings per share amounts of the benefit resulting from the " Approved, Privileged or Preferred Enterprise " status $ 0.20 $ 0.21 $ 0.24 Diluted earnings per share amounts of the benefit resulting from the " Approved, Privileged or Preferred Enterprise " status $ 0.20 $ 0.20 $ 0.23